Lease - Supplemental cash flow information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Lease
Operating cash outflows from operating leases	¥ 544,896		¥ 482,782
Operating cash outflows from finance leases (interest payments)	5,729		5,969
Financing cash outflows from finance leases	42,529	$ 6,518	43,916
Right-of-use assets obtained in exchange for lease liabilities	¥ 279,274		¥ 777,169